Stockholders’ Equity	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Equity [Abstract]
Stockholders’ Equity

4.	STOCKHOLDER’S DEFICIT

Authorized Capital Stock

As of December 31, 2025, the Company was incorporated in the State of Delaware and authorized to issue up to 1,000,000,000 shares of common stock with a par value of $0.0001 per share, resulting in a total authorized par value of $100,000. On September 5, 2025, Andrew Karos, the Chief Executive Officer of Boost Run Inc., was issued one share of common stock for $0 in connection with the Company’s formation.

Equity-Based Compensation and Dividends

As of December 31, 2025, no equity-based compensation plans or dividend distributions have been authorized or declared.

Note 15. Stockholders’ Equity

Business Combination

On May 8, 2026, the Company consummated the Business Combination (see Note 2 - Business Combination) which was accounted for as a reverse recapitalization, with Boost Run Holdings, LLC determined to be the accounting acquirer for financial reporting purposes. In connection with the Closing, all outstanding equity interests of Boost Run Holdings were cancelled and converted into the right to receive merger consideration in accordance with the Business Combination Agreement. As a result, no Class A Units, Class B Units or Class C Units of Boost Run Holdings remained outstanding as of June 30, 2026.

Authorized Capital Stock

As of June 30, 2026, pursuant to the Company’s Amended and Restated Certificate of Incorporation, the Company is authorized to issue 1,000,000,000 shares of capital stock, consisting of:

●	500,000,000 shares of Class A Common Stock, par value $0.0001 per share;
●	200,000,000 shares of Class B Common Stock, par value $0.0001 per share; and
●	300,000,000 shares of Preferred Stock, par value $0.0001 per share. As of June 30, 2026, no shares of preferred stock were issued or outstanding.

Class A Common Stock and Class B Common Stock

Holders of Class A Common Stock and Class B Common Stock vote together as a single class on all matters submitted to a vote of stockholders. Each share of Class A Common Stock is entitled to one vote per share, and each share of Class B Common Stock is entitled to ten votes per share. Holders of Class A Common Stock and Class B Common Stock participate equally on a per-share basis with respect to dividends and distributions and are entitled to receive ratably all assets available for distribution upon liquidation, subject to the rights of any outstanding preferred stock.

Each share of Class B Common Stock automatically converts into one share of Class A Common Stock upon certain transfers and other events specified in the Company’s Certificate of Incorporation, including (i) a transfer, assignment or other disposition of the share, (ii) the holder ceasing to serve as an executive officer or director of the Company, or (iii) the holder’s ownership of Class B common stock falling below 40% of the shares held by that holder at the closing of the Business Combination.

Legacy Class C Units

Prior to the Business Combination, Boost Run Holdings issued 128 Class C Units in connection with the August 2025 Warrant Cancellation Agreement. The Class C Units were non-voting interests that entitled the holder to specified economic rights in Boost Run Holdings and were subject to a participation threshold of $6,394 per unit. The Company determined that the Class C Units were appropriately classified as permanent equity because the units did not contain redemption features outside of the Company’s control.

Upon consummation of the Business Combination on May 8, 2026, all outstanding Class C Units were cancelled and converted into the right to receive shares of Boost Run Class A Common Stock in accordance with the Business Combination Agreement. Accordingly, no Class C Units remained outstanding as of June 30, 2026.

Warrants

In connection with the Business Combination, the Company assumed Public Warrants and Private Warrants previously issued by the SPAC. Each whole warrant entitles the holder to purchase one share of the Company’s Class A Common Stock at an exercise price of $11.50 per share. The warrants became exercisable upon consummation of the Business Combination and expire on May 8, 2031, unless earlier exercised, redeemed or otherwise terminated in accordance with their terms. Management evaluated the warrant terms in accordance with ASC 815, Derivatives and Hedging, and concluded that the warrants qualify for equity classification. Accordingly, the warrants are recorded within additional paid-in capital and are not subsequently remeasured.

At Closing, 11,470,711 warrants were outstanding. During the three and six months ended June 30, 2026, holders exercised 4,112,176 warrants for aggregate cash proceeds of approximately $43,440 and $3,850 recorded in warrant receivable in the interim condensed consolidated balance sheet, resulting in the issuance of 4,112,176 shares of the Company’s Class A Common Stock. As of June 30, 2026, 7,358,535 warrants remained outstanding.